UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571
Name of Registrant: Vanguard Pennsylvania Tax- Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (99.8%)
	Allegheny County PA GO VRDO	0.580%	9/7/16 LOC	3,500	3,500
	Allegheny County PA GO VRDO	0.580%	9/7/16 LOC	1,500	1,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.600%	9/1/16	78,720	78,720
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	0.550%	9/7/16 LOC	40,250	40,250
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.590%	9/7/16 LOC	22,000	22,000
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.720%	9/1/16 LOC	20,000	20,000
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.580%	9/7/16	10,000	10,000
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.570%	9/7/16 LOC	21,195	21,195
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.580%	9/7/16 LOC	1,165	1,165
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.590%	9/7/16 LOC	12,340	12,340
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	0.580%	9/7/16	8,825	8,825
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.550%	9/7/16 LOC	11,110	11,110
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.550%	9/7/16 LOC	4,000	4,000
2	Central Bradford PA Progress Authority
	Revenue (Robert Packer Hospital) TOB
	VRDO	0.600%	9/7/16 LOC	31,805	31,805
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	0.660%	9/7/16 LOC	7,700	7,700
	Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,513
2	Chester County PA Industrial Development
	Authority Water Facilities Revenue (Aqua
	Pennsylvania Inc. Project) TOB VRDO	0.590%	9/7/16 (13)	15,935	15,935
	Delaware County PA Authority Revenue
	(Haverford College) VRDO	0.620%	9/7/16	29,845	29,845
	Delaware County PA GO	2.000%	10/1/16	1,510	1,512
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	0.710%	9/1/16	41,300	41,300

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.670%	9/7/16	13,490	13,490
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.670%	9/7/16	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.670%	9/7/16	2,100	2,100
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.570%	9/7/16 LOC	14,310	14,310
East Stroudsburg PA Area School District	7.750%	9/1/16 (Prere.)	2,580	2,580
Emmaus PA General Authority Revenue VRDO	0.570%	9/7/16 LOC	37,150	37,150
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	15,900	15,900
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	7,100	7,100
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	6,500	6,500
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	6,700	6,700
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	2,800	2,800
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	900	900
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	12,000	12,000
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	11,600	11,600
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	4,300	4,300
Emmaus PA General Authority Revenue VRDO	0.650%	9/7/16 LOC	500	500
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.590%	9/7/16	5,000	5,000
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.590%	9/7/16	5,230	5,230
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.590%	9/7/16	2,785	2,785
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.570%	9/1/16	50,000	50,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.570%	9/1/16	13,450	13,450
Haverford Township PA School District GO
VRDO	0.610%	9/7/16 LOC	11,735	11,735
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.600%	9/1/16 LOC	16,385	16,385
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.590%	9/7/16	3,410	3,410
2 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	0.600%	9/7/16	3,750	3,750
Lower Merion PA School District GO VRDO	0.560%	9/7/16 LOC	24,915	24,915
Lower Merion PA School District GO VRDO	0.560%	9/7/16 LOC	20,315	20,315

Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.570%	9/7/16 LOC	2,515	2,515
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.600%	9/7/16 LOC	4,990	4,990
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.630%	9/7/16	12,290	12,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.540%	9/7/16	10,445	10,445
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.560%	9/7/16	9,895	9,895
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.560%	9/7/16	15,515	15,515
Northeastern Pennsylvania Hospital &
Educational Authority Revenue
(Commonwealth Medical College Project)
VRDO	0.580%	9/7/16 LOC	4,640	4,640
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.680%	9/7/16 LOC	45,700	45,700
2 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.680%	9/7/16 LOC	39,000	39,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.620%	9/7/16 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	5,500	5,566
2 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.580%	9/7/16 (13)	9,900	9,900
Pennsylvania GO	4.250%	3/1/17 (Prere.)	6,000	6,109
Pennsylvania GO	5.000%	3/1/17	16,540	16,897
Pennsylvania GO	5.000%	3/15/17	1,330	1,361
2 Pennsylvania GO TOB VRDO	0.560%	9/7/16	10,400	10,400
2 Pennsylvania GO TOB VRDO	0.590%	9/7/16	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.570%	9/7/16 LOC	24,570	24,570
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.580%	9/7/16 LOC	1,435	1,435
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.570%	9/7/16 LOC	15,750	15,750
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.600%	9/7/16 LOC	4,100	4,100
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.590%	9/7/16	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.610%	9/7/16	4,095	4,095

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.620%	9/7/16	69,695	69,695
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.590%	9/7/16	7,070	7,070
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.620%	9/7/16	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.630%	9/7/16	5,000	5,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.650%	9/7/16	15,655	15,655
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.650%	9/7/16	21,515	21,515
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.650%	9/7/16	26,625	26,625
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.650%	9/7/16	10,355	10,355
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.660%	9/7/16	7,000	7,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.660%	9/7/16	7,000	7,000
2 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.590%	9/7/16	6,315	6,315
Pennsylvania State University Revenue PUT	0.660%	6/1/17	42,000	42,000
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.590%	9/7/16	10,500	10,500
Philadelphia Airport CP	0.600%	11/9/16	3,000	3,000
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.570%	9/7/16 LOC	10,325	10,325
Philadelphia PA Airport Revenue VRDO	0.620%	9/7/16 LOC	26,555	26,555
Philadelphia PA Airport Revenue VRDO	0.630%	9/7/16 LOC	19,190	19,190
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.590%	9/7/16	3,750	3,750
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.590%	9/7/16	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.580%	9/7/16	21,000	21,000
Philadelphia PA Authority for Industrial
Development Revenue (New Courtland Elder
Services Project) VRDO	0.590%	9/7/16 LOC	7,090	7,090
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	5,910	6,055
Philadelphia PA Gas Works Revenue CP	0.650%	9/30/16	15,000	15,000
Philadelphia PA Gas Works Revenue VRDO	0.580%	9/7/16 LOC	30,000	30,000
Philadelphia PA Gas Works Revenue VRDO	0.600%	9/7/16 LOC	3,490	3,490
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.590%	9/7/16	4,765	4,765

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	13,200	13,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	3,600	3,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	53,200	53,200
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.570%	9/7/16 LOC	17,050	17,050
Philadelphia PA School District GO VRDO	0.610%	9/7/16 LOC	55,800	55,800
Philadelphia PA School District GO VRDO	0.610%	9/7/16 LOC	7,000	7,000
Philadelphia PA Water & Waste Water Revenue
VRDO	0.590%	9/7/16 LOC	39,260	39,260
Pittsburgh PA GO	5.250%	9/1/16 (Prere.)	1,405	1,405
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.600%	9/7/16 LOC	50,750	50,750
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.600%	9/7/16 LOC	4,500	4,500
Ridley PA School District GO VRDO	0.610%	9/7/16 LOC	10,505	10,505
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.590%	9/7/16	6,670	6,670
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.590%	9/7/16	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.590%	9/7/16	10,000	10,000
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.630%	9/7/16	29,050	29,050
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.580%	9/7/16	18,110	18,110
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.610%	9/7/16	2,985	2,985
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/15/17	25,000	25,332
University of Pittsburgh PA Revenue CP	0.500%	9/1/16	19,000	19,000
University of Pittsburgh PA Revenue CP	0.500%	9/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.500%	9/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.470%	9/13/16	10,000	10,000
University of Pittsburgh PA Revenue CP	0.470%	9/13/16	15,000	15,000
University of Pittsburgh PA Revenue CP	0.480%	9/13/16	13,821	13,821
University of Pittsburgh PA Revenue CP	0.500%	10/3/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.500%	10/4/16	20,000	20,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.540%	9/7/16	10,495	10,495
York County PA GO	4.000%	12/1/16	1,750	1,765

York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.670%	9/7/16 LOC	1,110	1,110
Total Tax-Exempt Municipal Bonds (Cost $1,857,816)				1,857,816
Total Investments (99.8%) (Cost $1,857,816)				1,857,816
Other Assets and Liabilities-Net (0.2%)				3,790
Net Assets (100%)				1,861,606

1	Adjustable-rate security.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $224,045,000, representing 12.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

Pennsylvania Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (99.8%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	4,000	4,532
Allegheny County PA GO	5.000%	11/1/27	2,575	2,991
Allegheny County PA GO	5.000%	11/1/28	5,000	6,348
Allegheny County PA GO	5.000%	11/1/29	8,000	10,104
Allegheny County PA GO	4.000%	11/1/30	3,000	3,422
Allegheny County PA GO	5.000%	12/1/30	1,365	1,657
Allegheny County PA GO	5.250%	12/1/32	1,000	1,227
Allegheny County PA GO	5.250%	12/1/33	1,000	1,224
Allegheny County PA GO	5.000%	12/1/34	1,695	2,036
Allegheny County PA GO	5.000%	12/1/34	3,600	4,284
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,933
Allegheny County PA GO	5.000%	12/1/37	10,000	11,900
Allegheny County PA GO	5.000%	11/1/41	11,500	14,043
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.600%	9/1/16	12,100	12,100
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,946
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/21 (Prere.)	4,005	4,769
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	770	925
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,700	2,043
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,940	2,331
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/28	1,950	2,438
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,698
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,427
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,750
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,294
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,375	1,586

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,515
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.327%	2/1/37	3,000	2,768
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,220
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,936
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	11,419
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/17 (Prere.)	12,000	12,398
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,704
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,700
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	4,029
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,231
1 Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/35 (4)	2,500	2,803
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	7,265
1 Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/36 (4)	2,140	2,389
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	5,087
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	4,193
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,427
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,501
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,338
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	280
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,660
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	11,120	12,137
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,867
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,284
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,837
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,970
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,246
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,845

2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.590%	9/8/16	9,750	9,750
Bethel Park PA School District GO	5.000%	8/1/26	650	841
Bethel Park PA School District GO	5.000%	8/1/27	1,300	1,665
Bethel Park PA School District GO	5.000%	8/1/28	2,745	3,487
Bethel Park PA School District GO	5.000%	8/1/29	2,500	3,154
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,856
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,532
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,327
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,296
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	4,018
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,198
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,266
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	366
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	610
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	592
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	647
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,987
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,623
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	5,173
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,776
Butler County PA Hospital Authority Revenue
(Concordia Lutheran Obligated Group) VRDO	0.550%	9/8/16 LOC	3,345	3,345
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,780
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,598
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,886
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,967
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,378
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,763
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,459
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,484
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/21 (Prere.)	4,465	5,655
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	9,040
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,342

Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,792
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,468
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,370
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,299
Cheltenham Township PA School District GO	5.000%	2/15/38	1,530	1,841
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	2,014
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,192
Chester County PA GO	5.000%	11/15/30	3,740	4,490
Chester County PA GO	5.000%	11/15/31	3,000	3,640
Chester County PA GO	5.000%	11/15/31	2,350	2,818
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,112
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	654
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	799
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,521
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,066
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	34,094
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,231
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	865
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,271
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,270
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,050
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,358
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,441
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,210
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,606
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,823
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,995
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/17 (Prere.)	2,700	2,738

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	2,034
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	224
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,246
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	930
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	987
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,626
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,740
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,338
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	4,198
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,743
Dallas PA School District GO	5.000%	4/1/17 (Prere.)	5,385	5,525
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	143
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	14,683
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	154
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	4,163
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,425
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,205
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/34	1,275	1,554
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	1,000	1,212
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/36	500	603
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,630
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	24,046

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	5,025	5,090
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,115
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,111
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	675
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	3,017
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,809
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.670%	9/8/16	10,300	10,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.670%	9/8/16	3,500	3,500
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,911
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,798
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,461
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,323
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	614
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,510
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,820
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,717
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,129
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,434
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,142
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,242
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,205
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,238
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	14,381
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,871
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	194
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	7,460	9,597
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	5,400	7,277

Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,411
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,229
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,707
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,287
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	5,061
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,329
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,135
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	979
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,440
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	947
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,119
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,385
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,672
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	4,183
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,871
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,407
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/26 (15)	200	243
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	303
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	301
Emmaus PA General Authority Revenue VRDO	0.650%	9/8/16 LOC	2,000	2,000
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,955
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,571
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	19,483
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,488
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,845
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,872
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.560%	9/1/16	2,500	2,500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.560%	9/1/16	1,035	1,035
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.570%	9/1/16	600	600
Hampden Township PA GO	5.000%	5/15/31	1,060	1,225
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,401
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,568
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,313
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	3,750	4,382

Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	458
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	369
Lackawanna County PA GO	5.000%	9/15/17 (Prere.)	1,975	2,066
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,891
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,306
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	979
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,620
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.600%	9/1/16 LOC	2,300	2,300
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.590%	9/8/16	6,765	6,765
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	7,825	9,493
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,618
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	5,063
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	3,098
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	7,000	8,349
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,254
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	554
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,431
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,537
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,392
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,787
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,537
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,739
1 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/27	550	691
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,340
1 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	18,000	19,677
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,335

Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,000	5,223
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,147
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,954
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,943
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,276
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	4/1/18 (Prere.)	5,395	5,787
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	4/1/18 (Prere.)	6,650	7,159
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,336
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,330
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	628
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	39
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,526
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,650
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,551
Middletown PA School District GO	5.000%	3/1/29	1,660	1,937
Middletown PA School District GO	5.000%	3/1/30	2,865	3,345
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,027
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,564
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,756
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,718
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	12,437
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	90
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	362
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	347
Montgomery County PA GO	4.000%	4/1/29	3,080	3,501
Montgomery County PA GO	5.000%	10/15/31	6,015	6,047
Montgomery County PA GO VRDO	0.560%	9/1/16	31,630	31,630
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,496
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,951
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,778
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	3,001
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,158

Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,451
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,414
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,445
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,192
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,183
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,038
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,444
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,775
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,887
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	21,192
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,780
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,624
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/16 (Prere.)	2,500	2,523
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	929
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,180	3,702
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	10,000	11,748
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,837
Montgomery County PA Industrial Development
Authority Revenue (White marsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,250	1,326
Montgomery County PA Industrial Development
Authority Revenue (White marsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	4,184
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,785
Moon Area School District PA GO	5.000%	11/15/28	2,970	3,610

Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	4,002
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	7,149
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,125	1,321
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,250	1,361
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/18 (Prere.)	6,675	7,284
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,578
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	45	49
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,890
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,438
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	11,497
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	3,000	3,579
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/40	3,000	3,211
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	11,910	14,014
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,905
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,855
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,895
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,067
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,640	4,267
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/27	500	612
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/28	500	611

Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,342
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	2,115
Palmer Township PA GO	4.000%	5/15/29	1,435	1,617
Palmer Township PA GO	4.000%	5/15/30	1,495	1,676
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	9,000	10,160
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,369
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,442
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,692
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	3,211
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,647
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,634
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,645
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,992
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,944
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	13,373
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,516
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	5,193
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,857
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,338
2 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.660%	9/8/16	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,625
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,108
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,770

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,539
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,453
Pennsylvania GO	5.000%	8/1/17	10,000	10,400
Pennsylvania GO	5.000%	2/15/18	12,745	13,513
Pennsylvania GO	5.000%	5/1/18	15,000	16,030
Pennsylvania GO	5.000%	5/1/19	5,000	5,524
Pennsylvania GO	5.000%	7/1/19	15,000	16,663
Pennsylvania GO	5.000%	7/1/20	7,300	8,339
Pennsylvania GO	5.000%	11/15/20	8,740	10,060
Pennsylvania GO	5.375%	7/1/21	16,000	19,011
Pennsylvania GO	5.000%	7/1/22	10,000	11,942
Pennsylvania GO	4.000%	7/1/23	4,000	4,565
Pennsylvania GO	5.000%	8/15/24	5,000	6,186
Pennsylvania GO	5.000%	11/15/24	10,000	11,804
Pennsylvania GO	5.000%	3/15/25	11,795	14,696
Pennsylvania GO	5.000%	6/1/25	10,000	11,921
Pennsylvania GO	5.000%	11/15/25	10,000	11,782
Pennsylvania GO	5.000%	2/1/26	16,355	20,645
Pennsylvania GO	5.000%	6/1/26	10,000	11,864
Pennsylvania GO	5.000%	9/15/26	4,000	5,086
Pennsylvania GO	5.000%	11/15/26	6,705	7,874
Pennsylvania GO	5.000%	6/1/27	10,000	11,797
Pennsylvania GO	5.000%	9/15/27	20,000	25,261
Pennsylvania GO	5.000%	9/15/27	15,000	18,946
Pennsylvania GO	5.000%	3/15/28	18,550	22,892
Pennsylvania GO	5.000%	4/1/28	10,000	11,899
Pennsylvania GO	5.000%	6/1/28	5,000	5,874
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,439
Pennsylvania GO	4.000%	10/15/28	10,000	11,296
Pennsylvania GO	4.000%	4/1/29	10,000	11,146
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	7,128
Pennsylvania GO	5.000%	11/15/29	5,000	5,844
Pennsylvania GO	4.000%	4/1/30	10,000	11,084
Pennsylvania GO	4.000%	6/15/30	10,000	11,153
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,607
Pennsylvania GO	5.000%	10/15/30	6,650	7,949
Pennsylvania GO	4.000%	2/1/31	17,875	20,112
Pennsylvania GO	5.000%	10/15/31	14,955	17,821
Pennsylvania GO	4.000%	2/1/32	18,870	21,097
Pennsylvania GO	5.000%	6/1/32	8,115	9,431
Pennsylvania GO	5.000%	8/1/32	4,000	4,774
Pennsylvania GO	5.000%	10/15/32	15,000	17,820
Pennsylvania GO	4.000%	2/1/33	5,585	6,234
Pennsylvania GO	5.000%	8/1/33	4,000	4,756
Pennsylvania GO	4.000%	9/15/34	15,000	16,746
1 Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,712
1 Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,564
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	646

Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,366
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,350
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	564
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	9,600	10,089
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,729
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,496
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,430
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,284
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,180
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,139
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	4,041
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,640
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	3,153
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.600%	9/1/16 LOC	8,955	8,955
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.580%	9/8/16 LOC	2,645	2,645
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,017
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	568
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,622
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,191
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,772
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,853
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,116
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,111
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,638

Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,614
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,241
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,371
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,449
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,286
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,226
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,541
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,396
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,183
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,469
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,544
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	11,269
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	9,032
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,880
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,750
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	8,286
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,177
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,106
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	20,995
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,967
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/28	4,000	4,766
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	5,116
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,621

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,585
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,589
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/21 (Prere.)	4,000	4,933
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,750	3,478
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,257
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	621
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,562
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	924
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,486
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,318
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,441
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,278
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,933
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	13,194
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,660
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	18,612
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,498
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,001

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	1,800	1,968
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,588
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,473
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,655
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	6.000%	7/1/21	2,125	2,391
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	5.000%	7/1/31	4,000	4,279
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,587
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,581
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,607
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,652
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,614
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,152
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,850	4,111
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,400	1,485
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,084
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,287
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,862
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,021
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	18,489
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32	2,750	3,340
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33	2,000	2,419
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,000	1,106
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,791
Pennsylvania State University Revenue	5.000%	9/1/27	4,810	6,088
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,467
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,725

Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,375
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,623
Pennsylvania State University Revenue	5.000%	9/1/41	6,800	8,411
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	3,039
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,469
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,684
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	3,106
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	8,052
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,327
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,045
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,034
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	2,515	3,158
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,792
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	5,970	7,426
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	1,153
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,435	13,435
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/18 (Prere.)	12,785	13,841
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	17,920	19,439
3 Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	23,706
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	2,000	2,247
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	23,000	26,148
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,703
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	10,000	11,270
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,831
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	8,558
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,961
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	3,565	4,384
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	10,155
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,154
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,965
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,365
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	3,120
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	11,649
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,507
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	12,228
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,470
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,404
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,377
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,942
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	3,114
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,369
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	12,152
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,353
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,949
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,756

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,667
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,574
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,756
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,359
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,985
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	10,500	12,400
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	28,895	31,841
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,390
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,388
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	6,096
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,467
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,557
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	7,322
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,469
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,842
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	6,266
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	8,207
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	7,136
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	3,116
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	10,000	11,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,609
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	8,000	9,568
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	1,485	1,731
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,621
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,740
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,368
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,594
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,515
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,824
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,171
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,716
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,357
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,849
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,290
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,729
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,682
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,857
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,886
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	26

Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	26
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	79
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/22 (Prere.)	5,730	6,004
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,000	5,060
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,817
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	5,102
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	78
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,430
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (Prere.)	25	29
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,415
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,102
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,394
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	2,000	2,221
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,238
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (Prere.)	3,000	3,143
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	119
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	165
Philadelphia PA GO	5.000%	8/1/28	4,000	4,853
Philadelphia PA GO	5.000%	8/1/30	4,000	4,818
Philadelphia PA GO	5.250%	7/15/33	3,585	4,325
Philadelphia PA GO	6.000%	8/1/36	7,430	8,780
Philadelphia PA GO	6.500%	8/1/41	3,785	4,529
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	24,487
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	4.500%	7/1/37	410	419
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,867
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	800	800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	1,000	1,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.590%	9/1/16	5,800	5,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,060
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	650

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,000	2,244
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,646
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,657
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,404
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,580
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	326
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,254
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,220
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,936
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,787
Philadelphia PA School District GO	5.000%	9/1/29	2,665	3,041
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,266
Philadelphia PA School District GO	6.000%	9/1/38	19,645	20,840
Philadelphia PA School District GO VRDO	0.610%	9/8/16 LOC	3,200	3,200
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,003
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,913
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,452
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	6,096
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,624
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,922
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,984
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,985	10,884
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,901
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,922
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	8,248
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,391
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	5,196
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	19,600	23,250
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,558
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,863
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,374
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,164
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	8,309
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	7,181
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	6,024
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,995
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,800
Pocono Mountain PA School District GO	5.000%	3/1/17 (Prere.)	1,005	1,027
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	1,995	2,033
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,361

Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,170
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/17 (Prere.)	4,075	4,285
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,954
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,153
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,255
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,605
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,410
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,486
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	2,008
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	2,055	2,176
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,787
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,301
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	12,485
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,164
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,355
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,804
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,335
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,920
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,865
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,598
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,679
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,711
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.630%	9/8/16	10,000	10,000
State College PA Area School District GO	5.000%	3/15/34	2,000	2,430
State College PA Area School District GO	5.000%	3/15/40	3,000	3,591

State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,273
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,476
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,258
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,898
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,227
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,462
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,537
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,792
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,408
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,119
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	498
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,268
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,241
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,384
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,384
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,193
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,801
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	780
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,703
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,154
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,923

West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,741
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,991
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,840
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,834
West York PA Area School District GO	5.000%	4/1/33	4,245	4,964
2 Westmoreland County Municipal Authority
Revenue TOB VRDO	0.710%	9/8/16	7,500	7,500
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,285
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,662
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	660	691
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/28 (15)	2,000	2,456
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	11,212
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	9,252
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,260
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,378
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,795
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,925
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,192
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,669
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,658
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/17 (Prere.)	1,315	1,344
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	885	901
York County PA GO	5.000%	6/1/31	2,180	2,696
York County PA GO	5.000%	6/1/38	5,000	6,041
				3,606,649
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,565
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,179
				6,744
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12

Total Tax-Exempt Municipal Bonds (Cost $3,335,799)				3,613,405

Total Investments (100.0%) (Cost $3,335,799)	3,613,405
Other Assets and Liabilities-Net (0.0%) [3]	1,281
Net Assets (100%)	3,614,686

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2016.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $28,970,000, representing 0.8% of net assets.
3	Cash and securities with a value of $989,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

Pennsylvania Long-Term Tax-Exempt Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,613,405	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	(2)	3,613,405	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid

Pennsylvania Long-Term Tax-Exempt Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	December 2016	52	9,748	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $3,338,512,000. Net unrealized appreciation of investment securities for tax purposes was $274,893,000, consisting of unrealized gains of $274,940,000 on securities that had risen in value since their purchase and $47,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.